Commitments and contingencies (Details Narrative)													1 Months Ended			3 Months Ended					6 Months Ended	9 Months Ended			12 Months Ended
	Apr. 20, 2023 USD ($)	Mar. 27, 2023 USD ($)	Feb. 24, 2023 USD ($)	Jan. 18, 2023 USD ($)	Jan. 06, 2023 USD ($) shares	Oct. 31, 2022 EUR (€)	Jul. 13, 2021 USD ($)	Jul. 13, 2021 EUR (€)	Feb. 03, 2021 USD ($)	Aug. 17, 2020 USD ($) shares	Aug. 06, 2020 USD ($)	Oct. 01, 2019 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 EUR (€)	Sep. 30, 2018 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) shares		Jun. 30, 2021 USD ($)	Apr. 13, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Feb. 17, 2023 USD ($)	Feb. 16, 2023 USD ($)	Aug. 24, 2021 USD ($)	Jun. 03, 2016
Cash payments																$ 21,079		$ 1,346,502				$ 1,127,070	$ 3,958,275
Issuance of common stock																							3,885,109		$ 3,885,109
Sales and marketing expense																928,692		7,074,414				5,217,584	21,332,423		25,728,220		10,038,524
Number of units issued																		2,345,890	$ 1,539,219						3,885,109
Liabilities																30,030,699						30,030,699			68,684,240		44,949,647
Debt Instrument, Interest Rate, Stated Percentage																																	8.00%
Accounts payable and accrued expenses																8,895,070						8,895,070			12,344,052		8,458,689
Change in fair value of gain loss on contingent consideration																	$ 3,044,019	99,247				(2,864,551)	1,950,693
Gain on disposal of business		$ 3,288,060
Petitioner Boustead Securities, LLC [Member]
Loss Contingency, Damages Awarded, Value									$ 289,874
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator									in damages and allowable costs (excluding attorneys’ fees) with interest accruing approximately $21 per day. At June 30, 2021, the Company had recorded a liability for the amount awarded in arbitration in accounts payable and accrued expenses in the consolidated balance sheet
Accrued Liabilities																																$ 294,051
Argyll UK EEG iGaming [Member]
Payments to acquire businesses gross						€ 6,535,753	$ 6,891,782						$ 7,010,732	€ 6,535,753
Marketing cost | €								€ 13,120,000
Cost equivalents			$ 13,834,699														14,073,483				$ 14,073,483
Business combination consideration transferred																					6,192,912				3,328,361
Liabilities																	1,640,000				1,640,000
Change in fair value of gain loss on contingent consideration																0		99,247				2,864,551	1,950,693
Subsequent Event [Member]
Issuance of common stock	$ 1,097,586			$ 1,000,000
Business combination consideration transferred			8,090,965
Accounts payable and accrued expenses			$ 1,306,021																										€ 1,238,552
Placement Agent [Member] | Boustead Securities, LLC [Member]
Sale of Stock, Consideration Received Per Transaction															$ 192,664
Purchase of warrants | shares															1,417,909
One Year Anniversary [Member]
Sales and marketing expense																334,890						1,019,556			1,358,168		$ 357,167
Number of units issued										$ 1,550,000												$ 1,250,000			$ 1,250,000
Issuance of common stock under the ATM, net of issuance costs, shares | shares										500												100			100
Debt instrument term										10 years
Accounts payable and accrued expenses																1,019,556						$ 1,019,556
One Year Anniversary [Member] | July 1, 2021 Onwards [Member]
Number of units issued										$ 1,250,000
Issuance of common stock under the ATM, net of issuance costs, shares | shares										100
Common Stock [Member]
Number of units issued																		$ 8	$ 4						$ 12
Issuance of common stock under the ATM, net of issuance costs, shares | shares																		7,900	3,758						11,658	[1]
Sponsorship Agreement [Member]
Cash payments												$ 516,000
Sponsorship Agreement [Member] | Common Stock [Member]
Cash payments												$ 230,000
Amended and Restated Sponsorship Agreement [Member]
Cash payments											$ 2,545,000
Issuance of common stock											$ 825,000
Sales and marketing expense																				$ 0				$ 424,893	$ 444,304
Partnership Agreement [Member]
Capital commitments, shares | shares																						1,000			1,000
Total capital commitments																						$ 100,000,000			$ 100,000,000
Partnership Agreement [Member] | Additional Shares Capital [Member]
Capital commitments, shares | shares																						1,000			1,000
Total capital commitments																						$ 200,000,000			$ 200,000,000
Partnership Agreement [Member] | Game Fund Partners LLC [Member]
Amount of investment																300,000,000						300,000,000			300,000,000
Partnership Agreement [Member] | Initial Invest EEG Shares [Member] | Game Fund Partners LLC [Member]
Amount of investment																2,000,000						$ 2,000,000			$ 2,000,000
Investment percentage																						2000.00%			20.00%
Multi-year Agreement [Member]
Sales and marketing expense																146,840		$ 1,090,523				$ 963,023	$ 3,905,728
Commitment year ended June 30, 2023																549,988						549,988			$ 2,319,014
Commitment year ended June 30, 2024																433,612						433,612			1,363,797
Commitment year ended June 30, 2025																217,730						217,730			494,980
Commitment year ended June 30, 2026																149,913						149,913			290,663
Employment Agreement [Member] | Chairman and Chief Executive Officer [Member]
Loss contingency, damages sought, value					$ 1,000,000
Loss contingency, damages sought, shares | shares					2,000
Employment Agreement [Member] | Chairman and Chief Executive Officer [Member] | Subsequent Event [Member]
Loss contingency, damages sought, value					$ 1,000,000.0
Loss contingency, damages sought, shares | shares					2,000
Waiver Agreement [Member] | Senior Convertible Note Holder [Member]
Liabilities																	$ 1,640,000				$ 1,640,000				1,640,000
Accrued Liabilities																$ 2,500,000						$ 2,500,000			$ 180,000,000						$ 2,500,000
Waiver Agreement [Member] | Subsequent Event [Member] | Senior Convertible Note Holder [Member]
Accrued Liabilities																												$ 2,500,000		$ 2,500,000

[1]	Retrospectively restated for effect of stock split.